Accounts Receivable (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accounts Receivable (Textual)
Allowance for doubtful accounts
Customers credit period	180 days
Accounts receivable due	1 year